Right-of-use Asset and Lease Liability (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Right-of-use Asset And Lease Liability
Schedule of Operating Leases assets and liabilities

	May 31, 2022	February 28, 2022
	(unaudited)
Right-of-use asset
Right-of-use asset, net	$245,589	$5,069

Lease liability
Current lease liability	$126,676	$5,069
Non-current lease liability	118,913	—
Total lease liability	$245,589	$5,069

		May 31, 2022
Remaining lease term and discount rate
Weighted-average remaining lease term		23 months
Weighted-average discount rate		2.48%

	February 28, 2022	February 28, 2021
Right-of-use asset
Right-of-use asset, net	$5,069	$49,314

Lease Liability
Current lease liability	$5,069	$47,569
Non-current lease liability	—	4,936
Total lease liability	$5,069	$52,505

Remaining lease term and discount rate	February 28, 2022
Weighted-average remaining lease term	2 months
Weighted-average discount rate	2.48%

Schedule of future minimum lease payments due

2023	$131,340
Thereafter	120,395
Less: imputed interest	(6,146)
Total lease liability	$245,589

2022	$5,085
Thereafter	—
Less: imputed interest	(16)
Total lease liability	$5,069